Office of General Counsel
Please Reply to:            Stephen M. Jackson
Assistant General Counsel
One Nationwide Plaza 01-09-V2
Columbus, Ohio 43215
VIA EDGAR                                                                                                                          E-mail: jacksos5@nationwide.com
Tel: (614) 677-8212
Fax: (614) 249-2112
May 16, 2008

Ms. Rebecca A. Marquigny
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
 Washington, D.C.  20549-4644

Re:           Nationwide Life Insurance Company
Nationwide VLI Separate Account - 7
Pre-Effective Amendment No. 1 (N-6 Registration Statement, File No. 333-149295)

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide VLI Separate Account - 7 ("Variable Account"), we are filing this pre-effective amendment in response to your comment letter dated April 10, 2008.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

Please note that Nationwide is seeking an effective date of July 1, 2008.

A number of revisions have been made to this registration statement based on pre-effective product design changes.  These revisions are identified and discussed in this letter after responses to the Staff comments.

Responses to your comments are below in the numerical sequence established in your correspondence.

1.	Language Based on Related Filings

Comment

For all applicable disclosure, please conform the language in this filing to the final language of the parallel disclosure in the two similar filings as subsequently revised per conversations with the Staff between February 19, 2008, and March 20, 2008, the acceleration date of both similar filings.  Please make certain to include revisions to Part C as well.

Response

A review of the two similar filings as subsequently revised per conversations with the Staff between February 19, 2008, and March 20, 2008, and the acceleration date of both similar filings comment letters, including comments from discussions with the Staff and redline courtesy copies, was conducted to ensure that all applicable comments received between February 13, 2008 and the acceleration date of both similar filings have been addressed in this Registration Statement (333-149295).  Based on this review, Nationwide believes that all such comments have been addressed.

2.	Transaction Fee Table: Surrender Charge & Footnote (pp. 4, 18-19, 52-54)

Comment

Please revise the chart to reflect the minimum charge for a year in which the charge is assessed rather than a year outside the relevant charge period.  In the footnote, you may indicate that the charge is not assessed after year 10 and provide cross-reference to the narrative on ages 18 and 19 describing the related limitations.  See Item 3, General Instruction 1(f).  In addition, please revise the related example calculations in Appendix C to include an example reflecting the impact of the lowest percentage surrender charge that is actually assessed in any given year.

Response

The minimum surrender charge in the Transaction Fee Table has been revised as requested to reflect the minimum charge for a year in which the charge is assessed.  The corresponding footnote (FN 4) and related example in Appendix C have also been revised accordingly.

To minimize text in the footnote, we did not add that the charge is not assessed after year 10, as we believe that this is adequately addressed by the Surrender Charge Reduction table in the Surrender Charge section already cross referenced in the footnote.

3.	Periodic Charge Table: Underwriting/Distribution Charge & Footnote (pp. 5, 8)

Comment

Please revise the chart and related disclosure to reflect the minimum charge for a year in which the charge is assessed in the same manner as indicated in Comment 2, above.

Response

The minimum underwriting and distribution charge in the Periodic Charge Table has been revised as requested to reflect the minimum charge for a year in which the charge is assessed.  The corresponding footnote (FN 9) and related example in Appendix D have also been revised accordingly.

To minimize text in the footnote, we did not add that the charge is not assessed after year 10, as we believe that this is adequately addressed by the narrative in the Underwriting and Distribution Charge section already cross referenced in the footnote.

4.	Portfolio Fee Table(p. 7)

Comment

Please Confirm to the Staff that the Total Fund Operating Expenses table for the portfolio companies includes fees and expenses incurred indirectly by the portfolio companies as a result of investment in shares of one or more Acquired Funds calculated in accordance with Instruction 3(f) to Item 3 of Form N-1A.

Response

We have reviewed all of the portfolio fee information including the portfolio companies that are funds-of-funds.  As requested, we confirm to the Staff that the Total Fund Operating Expenses table for the portfolio companies includes fees and expenses incurred indirectly by the portfolio companies as a result of investment in shares of one or more Acquired Funds calculated in accordance with Instruction 3(f) to Item 3 of Form N-1A.

5.	Fixed Investment Option (pp. 1, 10)

Comment

On page 1, the summary states that the fixed investment option will earn interest at an annual effective rate of at least 3%; however, the disclosure on page 10 states that the guaranteed rate will be “no less than the interest crediting rate shown on the Policy Data Page.”  If the rate could be less than 3%, please revise the reference in the summary.  Otherwise, please revise the quoted disclosure to reflect the 3% rate floor.

Response

The guaranteed minimum interest crediting rate is an annualized rate of 3%.  Therefore, the phrase, “the interest crediting rate shown on the Policy Data Page” on page 10 has been deleted and the sentence revised as requested.  It now reads:

“We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than 3%.”

6.	Variable Investment Options (pp. 10-11)

Comment

In the section listing all variable investment options currently offered, please identify any options that are funds-of-funds and indicate the expenses for such funds will be higher as they include the operating expenses of underlying funds in which the funds-of-funds invest.  In addition, please identify in bold those underlying funds that are the subject of the pending substitution application described on page 39 and add prominent disclosure indicating that Nationwide does not intend to continue offering these options upon receipt of the necessary SEC approval already requested by exemptive application.  Seealso Comment 9, below.

Response: For clarity, this response is being divided into two subparts.

a.	With regard to identification of funds-of-funds in the variable investment options listing on pages 10-12, and addition of disclosure regarding the impact of the operating expenses of the “acquired funds” on overall fund expenses, the funds of funds in the variable investment options listing are identified with a “♦” symbol, and the following related disclosure has been added at the end of the list to 3explain the symbol.

♦These underlying mutual funds invest in other underlying mutual funds.  Therefore, a proportionate share of the fees and expenses of the acquired underlying mutual funds are indirectly borne by investors.

In addition, appropriate corresponding disclosure has been added to the fund descriptions in Appendix A, as applicable.

b.
With regard to funds subject to Nationwide’s pending substitution application and the related disclosure on page 40, all funds subject to the pending substitution application have been removed from the final fund list and the related disclosure regarding the pending substitution application has been deleted.

7.	Transfer Request Procedures (pp. 12-14)

Comment

The disclosure describing how to request transfers (page 14) states that requests may be submitted via U.S. mail and states, “[w]e may also allow you to use other methods of communication, subject to limitations.”  Currently, the U.S. Mail Restrictions section on page 13 indicates that if a contractowner is identified as a market timer, Nationwide “will automatically limit the policy owner to submitting transfer requests via U.S. mail.”  Please provide more specific disclosure describing the other permissible methods of communicating requests (page 14) or revise the U.S. Mail Restrictions section as appropriate.

Response

The disclosure describing how transfers may be requested (p. 14) has been revised as requested and further revised to allow a smoother reading flow n light of the language changes/additions.  It now reads as follows:

Submitting a Transfer Request

You can submit transfer requests in writing to our Home Office via first class U.S. mail.  We may also allow you to use other methods of communication, such as fax, telephone, or through our website.  Our contact information is on the first page of this prospectus.  We will use reasonable procedures to confirm that transfer instructions are genuine and will not be liable for following instructions that we reasonably determine to be genuine.  Forms of communication other than via first class U.S. Mail are subject to the short-term trading limitations described in the Transfers Among and Between the Policy Investment Options section of this prospectus.

In addition, any computer system or telephone can experience slowdowns or outages that could delay or prevent our ability to process your request.  Although we have taken precautions to help our systems handle heavy usage, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, please make your transfer request in writing.

When we have received your transfer request we will process it at the end of the current Valuation Period.  This is when the Accumulation Unit value will be next determined.  For more information regarding valuation of Accumulation Units, see "Valuation of Accumulation Units" beginning on page 12.

8.	The Policy – Generally (p. 14)

Comment

Please confirm that the additional underwriting approval is identified as a requirement in the corresponding prospectus narrative describing each of the relevant riders.

Response

The phrase “Subject to our underwriting approval,…” has been added to the narrative descriptions regarding availability of the following riders:

Children’s Term Insurance Rider  (p. 25)
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services (p. 26)
Accidental Death Benefit Rider  (p. 27)
Premium Waiver Rider (p. 27)
Waiver of Monthly Deductions Rider (p. 29)

In addition, the sentence, “If you purchase it after the Policy Date, we will require evidence of insurability.” has been added to the narrative description of for the Additional Term Insurance Rider on page 28.

The narrative descriptions of the other offered riders already contain disclosure of issue and/or invocation requirements.

9.	Substitution of Securities (p. 39)

Comment

In your response letter to the Staff, please explain the basis for seeking registration of a new product that includes underlying funds for which the Registrant is actively seeking exemptive relief to offer other underlying funds instead.  If you offer shares of underlying funds under a different variable product and have requested exemptive relief to substitute the same class of shares for the underlying fund options included here, please change the underlying fund options in this registration statement so substitution is not necessary or explain to the Staff why this contract cannot offer them from the start.

Response

Per our response to Comment 6 above, subpart b, all funds subject to the pending substitution application have been removed from the final list of available variable investment options and the related disclosure on page 40 has been deleted as it is no longer applicable to any variable investment options offered in this product.

10.	Waddell & Reed, Inc. (pp. 41-42)

Comment

If the Waddell & Reed settlement described in this section has been paid, please state this.  If not, disclose that the payments have not yet been made and any anticipated impact this may have on any obligations under the contract being registered.

Response

Waddell and Reed, Inc. was contacted and updates on all existing material legal proceedings was requested including any new matters not previously disclosed.  With regard to the NASD Department of Enforcement and related settlement of state claims, the following response was received:

All fine and restitution amounts have been paid by Waddell & Reed, Inc.

Upon further investigation, it has been determined that neither this nor the UILIC litigation, which already concluded with disclosure that the settlement in that matter has been paid, is a pending or ongoing material legal proceeding within the meaning of Form N-6 Item 13.  Based on this determination, these items of disclosure have been deleted.

11.	Appendix C: Surrender Charge Examples (54 – 56)

Comment

Please add an additional example consistent with Comment 2, above.

Response

As requested, an additional example has been added to Surrender Charge Examples in Appendix C to demonstrate how the minimum surrender charge in the Periodic Charges Table is calculated.

12.	Miscellaneous

Comment

Any exhibits, financial statements and any other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

Response

Any exhibits, financial statements and any other required disclosure not included in this registration statement will be filed in a pre-effective amendment to the registration statement.

13.	Representations

Comment

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response

Thank you for providing us with this information.  We acknowledge all of the following:

•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

•	The insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

In addition, Nationwide acknowledges all of the following:

•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

As stated on the first page of this response letter, a number of revisions have been made to this registration statement based on pre-effective product design changes.  These revisions are as follows:

•	Marketing Name (Inside Front Cover Page)

The marketing name for the Waddell & Reed proprietary has been revised.  As stated in the power of attorney and in the initial filing the marketing name was:

“Waddell & Reed YourLifeSM Accumulation VUL – New York”

The revised marketing name is “Waddell & Reed Accumulation VUL – New York.” The contract identifier has been updated accordingly.

•	Non-guaranteed Persistency Credit (Inside Cover Page and p. 16)

A non-guaranteed persistency credit has been added.  The disclosure is taken directly from registration statement 333-140608, filed July 17, 2007 except for the revisions indicated with underline (additions) and strikethrough (deletions), which have been made to clarify the disclosure, and are as follows:

o	The following sentences have been added to the first page of the prospectus:

The policy provides for a non-guaranteed persistency credit.  Policy expenses for products that may pay a persistency credit may be greater than policy charges for products that do not.

o	The non-guaranteed persistency credit language appears in the Cash Value section of the prospectus on page 16.

Non-guaranteed Persistency Credit.  Your policy may be eligible for a persistency credit if it is maintained through the eligibility date we state on your Policy Data Page.  Eligibility dates will vary based on the issue age of the Insured.  The latest eligibility date will be the 20th anniversary of the Policy Date.    We do not guarantee that we will pay the persistency credit and we can discontinue it at any time.  Persistency credit eligibility ends immediately on the termination of the policy.  For more information on termination of the policy, see the "Terminating the Policy" section of this prospectus.

If we pay a persistency credit, it will be calculated and applied as described below:

•
Beginning on the ~~first monthly anniversary following~~ eligibility date stated in your Policy Data Pages, and on each monthly anniversary thereafter, we may credit your policy with the persistency credit.

•
If it is paid, the monthly credit is a percentage, up to the Maximum Persistency Credit Percentage stated in your Policy Data Pages.  It is multiplied by your policy's Cash Value allocated to the variable account, plus any Net Premium applied to the Variable Account that day, but after any loan, transfer, or surrender requests are processed, on the applicable monthly anniversary.

•
If paid, the persistency credit is calculated before we process any monthly deductions.  The credit is added proportionately to your variable account investment options according to your most recent Sub-Account allocation instructions.

The maximum persistency credit paid on an annual basis is 0.25% of your policy's Cash Value allocated to variable Sub-Accounts.  The actual amount of the credit may be less than the maximum and will depend on our actual versus expected expense, mortality, and persistency experience for all issues of this policy.  There is no separate additional charge for the non-guaranteed persistency credit feature.  If a persistency credit is paid, we provide the benefit through a reduction in our profit.

•	Surrender Charges (p. 20)

o
The surrender charge reduction factor language has been removed from the Surrender Charge section of the prospectus on page 20.  The corresponding surrender charge formula that appears in Appendix C:  Surrender Charge Examples and in the Maximum Surrender Charge section of the Statement of Additional Information (SAI p. 3) has been revised accordingly to delete this portion of the formula.  In addition, the Appendix C example demonstrating the impact of a Specified Amount increase on the amount of surrender charge has been revised accordingly.

o
The structure of the charge has been changed to reduce the surrender charge upon certain death benefit option changes.  The following language has been added on page 20 and appropriate examples added to Appendix C.

If the Death Benefit is changed from Death Benefit Option 1 to Death Benefit Option 2 the applicable initial Surrender Charge is recalculated assuming that, at the time a Base Policy Specified Amount segment of coverage originally became effective, the Death Benefit Option was Death Benefit Option 2.  The adjusted surrender charge will apply from the effective date of the Death Benefit Option change for the remaining applicable Surrender Charge period.  This results in a reduction of the applicable Surrender Charge for each segment in effect at the time of the Death Benefit Option change.

•	Underwriting and Distribution Charge (p. 21)

o
The following language in the Underwriting and Distribution Charge section has been revised for clarity because, while the original language stated the absolute maximum at any age, the guaranteed maximum rate applicable to any individual is based on the insured’s age as reflected in the chart in Appendix D:

Old Language:

The guaranteed maximum Underwriting and Distribution Charge is $1.18 per $1,000 of the first $250,000 of Base Policy Specified Amount, $1.01 per $1,000 of Base Policy Specified Amount from $250,000 to $500,000, and $1.01 per $1,000 of Base Policy Specified Amount in excess of $500,000.

New Language:

The guaranteed maximum Underwriting and Distribution Charge rates are listed in Appendix D.

o	In addition, the following language has been added to provide a simple statement of the impact.

This results in an increase in the applicable Underwriting and Distribution charge rate.

•	Additional Term Insurance Rider (p. 29)

o	The maximum issue age has been changed from 120 to 85 for this product. The narrative has been revised accordingly.

•	Dollar Cost Averaging (p. 30)

o
The language describing when requested Dollar Cost Averaging Programs become effective has been modified for greater flexibility.  Rather than deferring the effective date to the beginning of the next policy month, the policy owner will be permitted to specify a desired start date, or programs will become effective on the next valuation date after receipt of a request.

•	Changes in Death Benefit Option (p. 33)

o	The following language has been added as a cross reference to the Underwriting and Distribution Charge and Surrender Charges sections and Appendices regarding the impact of this specific change.

In addition, if the change is from Death Benefit Option 1 or 3 to Death Benefit Option 2, there will be adjustments to the Underwriting and Distribution Charge and Surrender Charges.  Refer to the Standard Policy Charges, Appendix C: Surrender Charge Examples and Appendix D: Underwriting and Distribution Charge Examples section of this prospectus.

•	Minimum Required Death Benefit (p. 32) and Tax Definition of Life Insurance section of the Statement of Additional Information on pages 9-10

o
The cash value accumulation test will now be available in conjunction with this product.  Previously, the cash value accumulation test was not offered to purchasers of the New York product version.  The language revision to this registration statement made to provide applicable disclosure is taken directly from pending registration statement 333-149213 and has appeared in various Nationwide variable life insurance product prospectuses for an extended period of time, including one of the similar filings on which this registration statement is based (333-146073).

•	Statement of Additional Information (p. 1)

o	The following disclosure language has been added to the Nationwide Life Insurance Company section on page 1 of the Statement of Additional Information regarding recent corporate activity:

On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS’ board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal.

•	Miscellaneous

Throughout the registration statement and statement of additional information, an effort has been made to correct typographical and punctuation errors, and for consistent use of terminology.  We believe that these revisions are non-substantive, but improve the clarity of disclosure where made.

Should you have any questions, please contact me at (614) 677-8212.

Sincerely,

/s/ STEPHEN M. JACKSON
Stephen M. Jackson
Variable Product Securities Counsel
Nationwide Life Insurance Company

cc:           Ms. Rebecca Marquigny